Description of Plan - Nondiscretionary Profit Sharing Contribution Vesting (Details) - 401 (k) Plan	Dec. 31, 2025
EBP, Description of Plan [Line Items]
Less than two (percent)	0.00%
Two, but less than three (percent)	20.00%
Three, but less than four (percent)	40.00%
Four, but less than five (percent)	60.00%
Five, but less than six (percent)	80.00%
Six or more (percent)	100.00%